Note 19 - Stock Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	0	0
Incentive Compensation Plan 2013 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares, Ending Balance	8,250
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total	$ 52
Directors Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	0	0	0
Share Based Compensation Arrangement by Share Based Payment Award, Options, Granted In Period, Intrinsic Value	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0
Directors Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Directors Stock Option Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	210,000
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period	10 years
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	8,250	8,250
Shares Issued, Price Per Share	$ 19.05	$ 18.96
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	1 year	1 year
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Grant Date Fair Value	$ 157	$ 156
Share-Based Payment Arrangement, Expense	$ 157	$ 161